Discontinued Operations and Disposal Groups (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations

	2019	2018	2017

Revenues	$13,145,344	$11,396,871	$14,827,504
Costs of products sold	1,330,704	1,361,273	1,952,575
Selling, Marketing and other	6,149,463	6,253,374	8,076,904
Income from discontinued operations	$5,665,177	$3,782,224	$4,798,025

	2019	2018

Accounts receivable	$1,922,457	$1,384,254
Prepaid and other current assets	—	27,721
Inventory	540,267	2,294,922
Current assets associated with discontinued operations	$2,462,724	$3,706,897

	2019	2018

Accounts payable	$1,918,868	$2,882,656
Other current liabilities	232,489	666,457
Current liabilities associated with discontinued operations	$2,151,357	$3,549,113